Property, plant and equipment - Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2022 $ / oz	Apr. 30, 2007 $ / oz	Jun. 30, 2020 $ / oz	Dec. 31, 2022 $ / T $ / oz $ / lb	Dec. 31, 2021 $ / oz $ / T $ / lb
Disclosure of detailed information about property, plant and equipment [line items]
Silver price ($/oz)	11.66	3.83	2.00
Value Beyond Proven and Probable, Fair Value Price Per Dollar | $ / lb				361,352	330,848
Value beyond proven and probable, fair value per ounce				224	251
GREECE | Bottom of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,725	1,800
Silver price ($/oz)				22	24
Lead price ($/t) | $ / T				2,050	2,150
Zinc price ($/t) | $ / T				3,000	2,825
Discount rate				7.00%	6.00%
GREECE | Top of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,600	1,550
Silver price ($/oz)				21	21
Lead price ($/t) | $ / T				2,000	2,050
Zinc price ($/t) | $ / T				2,550	2,500
Discount rate				7.50%	6.50%